DERIVATIVE FINANCIAL INSTRUMENTS - TBA positions (Details) - 30 Year [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Notional Amount	$ 137,000	$ 300,000
Cost Basis	136,635	(315,426)
Market Value Of TBA Contract	139,408	(315,938)
Net Estimated Fair Value	2,773	(512)
2.0% [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	465,000
Cost Basis	479,531
Market Value Of TBA Contract	483,090
Net Estimated Fair Value	3,559
4.5% [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		300,000
Cost Basis		(315,426)
Market Value Of TBA Contract		(315,938)
Net Estimated Fair Value		$ (512)
3.0% [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	328,000
Cost Basis	(342,896)
Market Value Of TBA Contract	(343,682)
Net Estimated Fair Value	$ (786)